American Century Strategic Asset Allocations, Inc.

PROSPECTUS SUPPLEMENT

NEWTON FUND

Supplement dated March 1, 2007 * Prospectus dated April 1, 2006

EFFECTIVE MARCH 1, 2007, THE FUND'S 2% REDEMPTION FEE APPLIES ONLY TO SHARES
THAT ARE REDEEMED WITHIN 180 DAYS OF PURCHASE.

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER Investing Through a Financial Intermediary.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION Minimum Initial Investment Amounts.

MINIMUM INITIAL INVESTMENT AMOUNTS

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

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  Broker-dealer sponsored wrap program
  accounts and/or fee-based accounts                              No minimum
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  Coverdell Education Savings Account (CESA)                      $10,000(1)(2)
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  Employer-sponsored retirement plans                             No minimum
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  Traditional or Roth IRAs                                        $10,000(1)(3)
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(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

(2)  TO ESTABLISH A CESA, YOU MUST EXCHANGE FROM ANOTHER AMERICAN CENTURY
     CESA OR ROLL OVER A MINIMUM OF $10,000 IN ORDER TO MEET THE FUND'S MINIMUM.

(3)  TO ESTABLISH A TRADITIONAL OR ROTH IRA, YOU MUST EXCHANGE FROM ANOTHER
     AMERICAN CENTURY IRA, TRANSFER FROM ANOTHER CUSTODIAN OR ROLL OVER A
     MINIMUM OF $10,000 IN ORDER TO MEET THE FUND'S MINIMUM.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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